Semi-Annual Report
June 30, 2002




[FIRST HORIZON(SM) LOGO]

FIRST HORIZON FUNDS

-    Are NOT insured by the FDIC or any other governmental agency.

- Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

- Involve investment risks, including the possible loss of the principal amount invested.

FIRST HORIZON
                                                       GROWTH & INCOME PORTFOLIO
SEMI - ANNUAL REPORT                                               JUNE 30 ,2002


Portfolio Management Team

[PHOTO OF EDWARD GOLDSTEIN AND DAVID THOMPSON]

EDWARD GOLDSTEIN, MBA
26 YEARS OF INVESTMENT EXPERIENCE

DAVID THOMPSON, MBA, CFA
14 YEARS OF INVESTMENT EXPERIENCE

Q.How did the Fund perform?

The First Horizon Growth & Income Portfolio returned (18.69)% for the six-month period ended June 30, 2002, compared to the S&P 500 six-month return of (13.09)%. Since inception (August 20, 2001), the Portfolio has returned (18.14)%, compared to the S&P 500 return of (14.45)% for the same period. (1)

Q.Why did the Fund perform this way?

During the six-month period, the Portfolio remained over-weighted in the financial and technology sectors. We believe that financial stocks should perform well relative to the market as interest rates remain low and credit quality improves along with the economy. On the technology front, we think a pickup in corporate spending will disproportionately benefit the tech group, as they have suffered the most from the decline in spending by corporate America. In addition, tech companies' leaner cost structures can help provide improved earnings results.

The primary risk with our assumption about technology is that spending could be delayed by a few more quarters if sour stock markets continue to dent consumer confidence and soften retail sales. These factors would ultimately impact the spending budgets of U.S. corporations. Though, while this is a possibility, we believe that if the consumer can continue to spend, the current low inventory to sales ratio should result in improving corporate profits.

Q.What is your outlook for 2002?

We believe that the most important driver behind current stock prices is corporate earnings. Investors may see growth in earnings for the balance of 2002 that could help lay the foundation for future stock price appreciation.

Going forward, we also believe that more transparent financial reporting and better oversight of the accounting community, coupled with stiffer civil and criminal penalties for offending corporate executives, will help result in cleaner financials and restored investor confidence in the stock and bond markets.

FIRST HORIZON
                                                  CAPITAL APPRECIATION PORTFOLIO
SEMI - ANNUAL REPORT                                               JUNE 30 ,2002

Portfolio Management Team


[PHOTO OF GERALD S. FREY]
GERALD S. FREY
22 Years of Investment Experience


[PHOTO OF MARSHALL T. BASSETT]
MARSHALL T. BASSETT
17 Years of Investment Experience


[PHOTO OF JOHN A. HEFFERN]
JOHN A. HEFFERN
16 Years of Investments Experience

Q.How did the Fund perform?

The First Horizon Capital Appreciation Portfolio returned (11.65)% for the six-month period ending June 30, 2002. Comparatively, the Russell 2000 Growth Index returned (17.5)% for the same period. Since inception (August 20, 2001), the Portfolio has returned (3.70)% compared to the Russell 2000 Growth Index which returned (14.37)%. (1)

Q.Why did the Fund perform this way?

Lingering fears of more terrorist attacks and accounting irregularities as well as a tepid economic rebound drove stocks down substantially during the first six months of 2002. Growth stocks, and consequently the Portfolio, were particularly affected by these fears, as the NASDAQ Index declined almost 25%.

Within the Portfolio, consumer stocks were the best performers, as consumer spending remained steady despite the overall economic slowdown. Financial stocks also did well, due to continued benefits from last year's interest rate cuts and strength in mortgage-related activity. Technology stocks were among the worst performers as many companies in this sector experienced substantial declines in sales and earnings and still face an uncertain near-term outlook.

Among individual issues, R&G Financial Corp. was one of the period's best performers of the Portfolio with an increase of almost 40%. The company benefited from lower interest rates and strong mortgage activity. Finisar was one of the worst performing stocks during the period as its results suffered from an overall decline in telecommunications-related spending. We have since exited from our position in the company.

Q.What is your outlook for 2002?

Looking forward, we welcome the added scrutiny that the market has placed on companies' financial statements. One of the long-held elements of our overall investment process is to select companies with strong balance sheets, and to accomplish this we need to have access to reliable, accurate financial information. While we are disappointed with the equity markets' poor performance during the past six months, we have used the overall decline in stock prices as an opportunity to add to our positions of companies that we believe will benefit from a market turnaround. We are confident that companies able to deliver strong earnings and sales will be rewarded, and have focused our efforts on finding and holding these stocks.

FIRST HORIZON
SEMI - ANNUAL REPORT                                               JUNE 30, 2002

Definition of Indices

NASDAQ COMPOSITE INDEX is an unmanaged market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs. The index includes over 5,000 companies with a market capitalization over $2.3 trillion.

STANDARD & POOR'S 500 INDEX is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It is an unmanaged index with an average market capitalization of $18 billion.

RUSSELL 2000(R) INDEX, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $490 million; the median market capitalization was approximately $395 million. The index had a total market capitalization range of approximately $1.3 billion to $128 million.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 companies with lower price-to- book ratios and lower forecasted growth values.

Important Legal Disclosure

(1) Total return is the change in the value of an investment in the Portfolio after reinvesting all income and capital gains. It is calculated by dividing the change in total investment value by the initial value of the investment. Total return figures are net of all portfolio expenses and reflect all fee waivers and/or reimbursements. Without these fee waivers and/or reimbursements, total return would have been lower. The inception date of each Portfolio is August 20, 2001. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures represent past performance and are not indicative of future results. Total return figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

FIRST HORIZON
                                                       GROWTH & INCOME PORTFOLIO
SEMI - ANNUAL REPORT                                               JUNE 30, 2002

Portfolio of Investments
June 30, 2002 (Unaudited)
(Showing Percentage of Total Value of Investments)

                                                                      VALUE
                                                         SHARES     (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.5%
CONSUMER DISCRETIONARY - 10.8%
MEDIA - 5.8%
Comcast Corp., Class A*                                   6,664   $  158,870
McGraw-Hill Co., Inc.                                       120        7,164
Omnicom Group, Inc.                                       1,372       62,838
                                                                  ----------
TOTAL MEDIA                                                          228,872
                                                                  ----------

MULTILINE RETAIL - 5.0%
Costco Wholesale Corp.*                                   4,163      160,733
Home Depot, Inc.                                          1,100       40,403
                                                                  ----------
TOTAL MULTILINE RETAIL                                               201,136
                                                                  ----------

TOTAL CONSUMER DISCRETIONARY                                         430,008
                                                                  ----------

CONSUMER STAPLES - 7.5%
BEVERAGES - 3.6%
Pepsico, Inc.                                             2,972      143,250
                                                                  ----------

FOOD & DRUG RETAILING - 2.3%
Sysco Corp.                                               3,244       88,302
                                                                  ----------

PERSONAL PRODUCTS - 1.6%
Avon Products, Inc.                                       1,224       63,942
                                                                  ----------

TOTAL CONSUMER STAPLES                                               295,494
                                                                  ----------

FINANCIALS - 32.2%
BANKS - 7.8%
FleetBoston Financial Corp.                               3,879      125,486
Wells Fargo & Co.                                         3,705      185,472
                                                                  ----------
TOTAL BANKS                                                          310,958
                                                                  ----------

DIVERSIFIED FINANCIALS - 13.2%
Capital One Financial Corp.                               3,225      196,886
Federal Home Loan Mortgage Corp.                          2,308      141,250
J. P. Morgan Chase & Co.                                  5,450      184,864
                                                                  ----------
TOTAL DIVERSIFIED FINANCIALS                                         523,000
                                                                  ----------

INSURANCE - 11.2%
AFLAC, Inc.                                               4,950   $  158,400
American International Group, Inc.                        2,260      154,200
XL Capital Ltd., Class A                                  1,537      130,184
                                                                  ----------
TOTAL INSURANCE                                                      442,784
                                                                  ----------

TOTAL FINANCIALS                                                   1,276,742
                                                                  ----------

HEALTHCARE - 14.4%
HEALTHCARE EQUIPMENT & SUPPLIES - 5.0%
Medtronic, Inc.                                           4,603      197,238
                                                                  ----------

PHARMACEUTICALS - 9.4%
Pfizer, Inc.                                              1,500       52,500
Pharmacia Corp.                                           3,261      122,124
Schering-Plough Corp.                                     4,359      107,231
Wyeth                                                     1,835       93,952
                                                                  ----------
TOTAL PHARMACEUTICALS                                                375,807
                                                                  ----------

TOTAL HEALTHCARE                                                     573,045
                                                                  ----------

INDUSTRIALS - 4.3%
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Equifax, Inc.                                             2,037       54,999
                                                                  ----------

INDUSTRIAL CONGLOMERATES - 2.9%
General Electric Co.                                      3,979      115,590
                                                                  ----------

TOTAL INDUSTRIALS                                                    170,589
                                                                  ----------

INFORMATION TECHNOLOGY - 17.9%
COMMUNICATIONS EQUIPMENT - 3.0%
Qualcomm, Inc.*                                           4,250      116,790
                                                                  ----------

IT CONSULTING & SERVICES - 3.3%
Electronic Data Systems Corp.                             3,576      132,848
                                                                  ----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 6.7%
Cisco Systems, Inc.*                                     12,316      171,685
Intel Corp.                                               5,086       92,921
                                                                  ----------

TOTAL SEMICONDUCTOR
   EQUIPMENT & PRODUCTS                                              264,606
                                                                  ----------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                      VALUE
                                                         SHARES     (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

SOFTWARE - 4.9%
EMC Corp.*                                                1,274   $    9,619
Microsoft Corp.*                                          3,411      186,582
                                                                  ----------

TOTAL SOFTWARE                                                       196,201
                                                                  ----------

TOTAL INFORMATION TECHNOLOGY                                         710,445
                                                                  ----------

TELECOMMUNICATION SERVICES - 3.2%
WIRELESS TELECOMMUNICATION SERVICES - 3.2%
Vodafone Group, plc ADR                                   9,365      127,832
                                                                  ----------

TOTAL TELECOMMUNICATION SERVICES                                     127,832
                                                                  ----------

UTILITIES - 2.2%
GAS UTILITIES - 2.2%
El Paso Corp.                                             4,259       87,778
                                                                  ----------

TOTAL UTILITIES                                                       87,778
                                                                  ----------

TOTAL COMMON STOCKS                                                3,671,933
  (Cost $4,225,316)
                                                                  ----------

MONEY MARKET MUTUAL FUNDS - 7.5%
SSGA Prime Money Market Fund                            148,793      148,793
SSGA U.S. Treasury Money Market Fund                    148,554      148,554
                                                                  ----------

TOTAL MONEY MARKET MUTUAL FUNDS                                      297,347
  (Cost $297,347)                                                 ----------

TOTAL INVESTMENTS - 100.0%                                        $3,969,280
  (Cost $4,522,663)                                               ----------


* NON-INCOME PRODUCING SECURITY
ADR - AMERICAN DEPOSITARY RECEIPT

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
                                                  CAPITAL APPRECIATION PORTFOLIO
SEMI - ANNUAL REPORT                                               JUNE 30, 2002

Portfolio of Investments
June 30, 2002 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE             DISCOUNT                             PRINCIPAL        VALUE
DATE            RATE                                  AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.0%
07/01/02 1.880%                                      $  160,000   $  160,000
                                                                  ----------
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS                                                   160,000
(Cost $160,000)                                                   ----------
                                                       SHARES
--------------------------------------------------------------------------------
COMMON STOCKS - 88.7%
CONSUMER DISCRETIONARY - 25.3%
AUTOMOBILES & COMPONENTS - 1.5%
Gentex Corp.*                                               800       21,968
                                                                  ----------
HOTELS RESTAURANTS & LEISURE - 9.4%
California Pizza Kitchen, Inc.*                             500       12,385
Cheesecake Factory, Inc.*                                   700       24,829
CEC Entertainment, Inc.*                                    500       20,650
Extended Stay America, Inc.*                              1,000       16,220
Krispy Kreme Doughnuts, Inc.*                               400       12,876
Landry's Restaurants, Inc.                                  800       20,408
Sonic Corp.*                                                900       28,260
                                                                  ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                   135,628
                                                                  ----------

MEDIA- 4.1%
Cumulus Media, Inc., Class A*                             2,200       30,250
LIN TV Corp.*                                             1,100       29,744
                                                                  ----------
TOTAL MEDIA                                                           59,994
                                                                  ----------

RETAILING - 10.3%
Coach, Inc.*                                                500       27,450
Cost Plus, Inc.*                                            900       27,549
Hibbett Sporting Goods, Inc.*                               900       22,851
Hot Topic, Inc.*                                            500       13,350
Urban Outfitters, Inc.*                                   1,100       38,016
The Wet Seal, Inc.*                                         900       21,870
                                                                  ----------
TOTAL RETAILING                                                      151,086
                                                                  ----------

TOTAL CONSUMER DISCRETIONARY                                         368,676
                                                                  ----------
                                                                     VALUE
                                                       SHARES       (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER STAPLES - 4.2%
FOOD BEVERAGE & TOBACCO - 1.7%
Constellation Brands, Inc., Class A*                        800   $   25,600
                                                                  ----------

FOOD & DRUG RETAILING - 2.5%
American Italian Pasta Co., Class A*                        500       25,495
Green Mountain Coffee, Inc.*                                500       10,600
                                                                  ----------
TOTAL FOOD & DRUG RETAILING                                           36,095
                                                                  ----------

TOTAL CONSUMER STAPLES                                                61,695
                                                                  ----------

ENERGY - 3.1%
ENERGY EQUIPMENT & SERVICES - 3.1%
Pride International, Inc.*                                2,900       45,414
                                                                  ----------
TOTAL ENERGY                                                          45,414
                                                                  ----------

FINANCIALS - 8.1%
BANKS - 3.8%
American Home Mortgage Holdings, Inc.                     1,300       16,237
Independence Community Bank Corp.                           400       11,716
Wintrust Financial Corp.                                    800       27,656
                                                                  ----------
TOTAL BANKS                                                           55,609
                                                                  ----------

DIVERSIFIED FINANCIALS - 3.0%
Doral Financial Corp.                                     1,300       43,524
                                                                  ----------

REAL ESTATE - 1.3%
R&G Financial Corp., Class B                                800       18,960
                                                                  ----------
TOTAL FINANCIALS                                                     118,093
                                                                  ----------

HEALTHCARE - 21.0%
HEALTHCARE EQUIPMENT & SERVICES - 6.7%
Conceptus, Inc.*                                          1,200       19,776
Cross Country, Inc.*                                        400       15,116
Fischer Imaging Corp.*                                    1,600       13,600
Inhale Therapuetic Systems, Inc.*                         1,300       12,337
Medical Staffing Network Holdings, Inc.*                    500       12,250
Province Healthcare Co.*                                  1,100       24,596
                                                                  ----------
TOTAL HEALTHCARE EQUIPMENT & SERVICES                                 97,675
                                                                  ----------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                     VALUE
                                                       SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS & BIOTECH - 14.3%
CIMA Labs, Inc.*                                            600   $   14,472
CV Therapuetics, Inc.*                                      300        5,586
First Horizon Pharmaceutical Corp.*                         900       18,540
Inspire PharMacueticals, Inc.*                            7,100       27,264
IntraBiotics Pharmaceuticals, Inc.*                      10,200       12,750
Medicis Pharmaceutical Corp.*                               500       21,380
Neurocrine Biosciences, Inc.*                               900       25,776
Pain Therapeutics, Inc.*                                  2,100       17,556
Tanox Biosciences, Inc.*                                  2,000       21,520
Trimeris, Inc.*                                             600       26,628
XOMA, Ltd.*                                               4,100       16,154
                                                                  ----------
TOTAL PHARMACEUTICALS & BIOTECH                                      207,626
                                                                  ----------

TOTAL HEALTHCARE                                                     305,301
                                                                  ----------

INDUSTRIALS - 9.3%
COMMERCIAL SERVICES & SUPPLIES - 5.3%
Corporate Executive Board Co.*                              700       23,968
Exult, Inc.*                                              1,100        7,150
Getty Images, Inc.*                                         900       19,530
School Specialty, Inc.*                                     600       15,936
West Corp.*                                                 500       10,990
                                                                  ----------
                                                                      77,574
                                                                  ----------

TRANSPORTATION - 4.0%
Heartland Express, Inc.*                                  1,203       28,776
Knight Transportation, Inc.*                              1,300       30,147
                                                                  ----------
TOTAL TRANSPORTATION                                                  58,923
                                                                  ----------

TOTAL INDUSTRIALS                                                    136,497
                                                                  ----------

INFORMATION TECHNOLOGY - 17.7%
SOFTWARE & SERVICE - 5.3%
Agile Software Corp.*                                     3,000       22,050
Jack Henry & Associates, Inc.                             1,200       20,028
Veridian Corp.*                                           1,200       27,480
WebEx Communications, Inc.*                                 500        7,925
                                                                  ----------
TOTAL SOFTWARE & SERVICES                                             77,483
                                                                  ----------

TECHNOLOGY HARDWARE & EQUIPMENT - 12.4%
Advanced Fibre Communications, Inc.*                      1,700   $   28,101
Brooks Automation, Inc.*                                    900       22,995
CIENA Corp.*                                                426        1,782
CoorsTek, Inc.*                                             600       18,540
Cymer, Inc.*                                                100        3,491
GlobeSpan Virata, Inc.*                                   3,600       13,932
Integral Systems, Inc.*                                   1,000       21,700
O2Micro International, Ltd.*                              1,800       18,432
Sonus Networks, Inc.*                                     4,200        8,358
Tekelec*                                                  1,500       12,045
Varian, Inc.*                                               900       29,691
                                                                  ----------
TOTAL TECHNOLOGY HARWARE
  & EQUIPMENT                                                        179,067
                                                                  ----------

TOTAL INFORMATION TECHNOLOGY                                         256,550
                                                                  ----------

TOTAL COMMON STOCKS                                                1,292,226
  (Cost $1,340,019)                                               ----------

MONEY MARKET MUTUAL FUNDS - 0.3%
SSGA Prime Money Market Fund                              2,072        2,072
SSGA U.S. Treasury Money Market Fund                      2,071        2,071
                                                                  ----------

TOTAL MONEY MARKET MUTUAL FUNDS                                        4,143
  (Cost $4,143)                                                   ----------

TOTAL INVESTMENTS - 100.0%                                        $1,456,369
  (Cost $1,504,162)                                               ----------

* NON-INCOME PRODUCING SECURITY

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
SEMI - ANNUAL REPORT                                               JUNE 30, 2002

Statements of Assets and Liabilities
June 30, 2002 (Unaudited)

                                                                GROWTH & INCOME       CAPITAL APPRECIATION
                                                                ------------------------------------------
ASSETS:
Investments, at value (Cost- see below) (Note 1)                     $3,969,280                 $1,456,369
Dividends receivable                                                      3,788                          0
Interest receivable                                                         443                          8
Receivable for portfolio shares sold                                     17,828                      5,442
Receivable for securities sold                                           66,365                      6,505
Receivable from investment adviser                                       13,910                      9,270
Offering costs, net of accumulated amortization                             503                        466
                                                                ------------------------------------------
  Total assets                                                        4,072,117                  1,478,060
                                                                ------------------------------------------

LIABILITIES:
Payable for investments purchased                                       117,410                     56,413
Payable for portfolio shares redeemed                                       111                          8
Accrued investment advisory fee                                             305                        382
Accrued administration fee                                                  591                        210
Accrued co-administration fee                                                57                          0
Accrued 12b-1 fee                                                           720                        261
Acrrued Trustees fee                                                        354                        128
Other payables                                                            6,729                      2,937
                                                                ------------------------------------------
  Total Liabilities                                                     126,277                     60,339
                                                                ------------------------------------------
NET ASSETS                                                           $3,945,840                 $1,417,721
                                                                ==========================================

Cost of investments                                                  $4,522,663                 $1,504,162
                                                                ==========================================

COMPOSITION OF NET ASSETS:
Paid in capital                                                      $4,598,195                 $1,481,374
Undistributed net investment income                                       3,398                          0
Accumulated net investment loss                                               0                     (7,871)
Accumulated net realized loss on investments                           (102,370)                    (7,989)
Net unrealized depreciation in value of                                (553,383)                   (47,793)
investments                                                     ------------------------------------------
NET ASSETS                                                           $3,945,840                 $1,417,721
                                                                ==========================================

NET ASSET VALUE PER SHARE:
Net Assets                                                           $3,945,840                 $1,417,721
Shares of beneficial interest outstanding                               482,358                    147,290
Net asset value and redemption price per share                            $8.18                      $9.63

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
SEMI - ANNUAL REPORT                                               JUNE 30, 2002

Statements of Operations
For the Six Months Ended June 30, 2002 (Unaudited)

                                                                GROWTH & INCOME       CAPITAL APPRECIATION
                                                                ------------------------------------------
INVESTMENT INCOME:
Interest                                                                 $2,190                     $1,109
Dividends                                                                18,443                        648
                                                                ------------------------------------------
  Total Income                                                           20,633                      1,757
                                                                ------------------------------------------

EXPENSES:
Investment advisory fee (Note 4)                                         10,579                      4,539
Administration fee (Note 5)                                               3,023                      1,210
Co-Administration fee (Note 5)                                              756                        303
Audit & tax                                                              12,287                      4,568
Custody                                                                   9,919                     10,938
12b-1 fee                                                                 3,778                      1,513
Amortization of offering costs                                            1,813                      1,676
Trustees                                                                  2,992                      1,204
Legal                                                                     3,689                      1,373
Registration                                                                393                        157
Printing                                                                    270                         95
Insurance                                                                    30                         12
Other                                                                     2,026                      1,026
                                                                ------------------------------------------
  Total Expenses Before Waiver                                           51,555                     28,614
Expenses waived by investment adviser (Note 6)                           (7,027)                    (2,363)
Expenses waived by co-adminstrator (Note 6)                                 (90)                      (256)
Expenses reimbursed by investment adviser (Note 6)                      (27,813)                   (18,128)
                                                                ------------------------------------------
  Net Expenses                                                           16,625                      7,867
                                                                ------------------------------------------

NET INVESTMENT INCOME (LOSS)                                              4,008                     (6,110)
                                                                ------------------------------------------

Net realized gain (loss) on investments                                (105,049)                     5,476
Change in net unrealized                                               (584,185)                  (157,977)
appreciation/depreciation                                       ------------------------------------------
Net loss on investments                                                (689,234)                  (152,501)
                                                                ------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (685,226)                $ (158,611)
                                                                ==========================================

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
SEMI - ANNUAL REPORT                                               JUNE 30, 2002


Statements of Changes in Net Assets


                                                                    GROWTH & INCOME                   CAPITAL APPRECIATION
                                                       -----------------------------------------------------------------------------
                                                       FOR THE SIX MONTHS    FOR THE PERIOD    FOR THE SIX MONTHS   FOR THE PERIOD
                                                          ENDED JUNE 30,    ENDED DECEMBER 31,    ENDED JUNE 30,  ENDED DECEMBER 31,
                                                        2002 (UNAUDITED)        2001 *           2002 (UNAUDITED)       2001*
                                                       -----------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                               $        4,008    $        887       $      (6,110)    $     (1,761)
Net realized gain (loss) on investments                          (105,049)          2,679               5,476          (13,465)
Change in net unrealized appreciation/depreciation               (584,185)         30,802            (157,977)         110,184
                                                       ----------------------------------------------------------------------------
Net increase (decrease) in net assets from operations            (685,226)         34,368            (158,611)          94,958
                                                       ----------------------------------------------------------------------------

DISTRIBUTIONS:
From net investment income                                              0          (1,497)                  0                0
                                                       ----------------------------------------------------------------------------
Net decrease in net assets from distributions                           0          (1,497)                  0                0
                                                       ----------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
Proceeds from sales of shares                                   2,582,917       2,077,606             459,719        1,036,582
Reinvested dividends                                                    0           1,497                   0                0
Cost of shares redeemed                                           (58,675)         (5,150)            (14,890)             (37)
                                                       ----------------------------------------------------------------------------
Net increase in net assets from share transactions              2,524,242       2,073,953             444,829        1,036,545
                                                       ----------------------------------------------------------------------------

Net Increase in Net Assets                                      1,839,016       2,106,824             286,218        1,131,503
                                                       ----------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                             2,106,824               0           1,131,503                0
                                                       ----------------------------------------------------------------------------
End of period                                              $    3,945,840(1) $  2,106,824(1)    $   1,417,721(2)  $  1,131,503(2)
                                                       ============================================================================

(1) Includes Un (Over)-distributed net investment
     income of:                                            $        3,398    $       (610)                 --               --

(2) Includes accumulated net investment loss of:                       --              --       $      (7,871)    $     (1,761)

*For the period August 20, 2001 (inception) to December 31, 2001


SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
SEMI - ANNUAL REPORT                                              JUNE 30,  2002

Financial Highlights

                                                                             GROWTH & INCOME
                                                                 ----------------------------------------
                                                                 FOR THE SIX MONTHS      FOR THE PERIOD
                                                                     ENDED JUNE 30,  ENDED DECEMBER 31,
                                                                   2002 (UNAUDITED)              2001 *
                                                                 ----------------------------------------
SELECTED PER-SHARE DATA
Net asset value - beginning of period                                   $10.06              $10.00
                                                                 ----------------------------------------
Income from investment operations:
Net investment income (loss)                                              0.01                0.00(3)
Net realized and unrealized gain (loss)
on investments                                                           (1.89)               0.07
                                                                 ----------------------------------------
Total from investment operations                                         (1.88)               0.07
                                                                 ----------------------------------------

DISTRIBUTIONS:
From net investment income                                                0.00               (0.01)
                                                                 ----------------------------------------
Net asset value - end of period                                          $8.18              $10.06
                                                                 ========================================

TOTAL RETURN(2)                                                         (18.69)%              0.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                         $3,946              $2,107
Ratio of expenses to average net assets(1)                                1.10%               1.10%
Ratio of net investment income (loss) to average net assets(1)            0.26%               0.17%
Ratio of expenses to average net assets without fee waivers(1)            3.40%               1.99%
Ratio of net investment loss to average net assets
without fee waivers (1)                                                  (2.04)%             (0.72%)
Portfolio turnover rate                                                     24%                  9%
                                                                            CAPITAL APPRECIATION
                                                                 -----------------------------------------
                                                                  FOR THE SIX MONTHS        FOR THE PERIOD
                                                                      ENDED JUNE 30,    ENDED DECEMBER 31,
                                                                    2002 (UNAUDITED)                 2001*
                                                                 -----------------------------------------
SELECTED PER-SHARE DATA
Net asset value - beginning of period                                    $10.90                $10.00
                                                                 -----------------------------------------
Income from investment operations:
Net investment income (loss)                                              (0.04)                (0.02)
Net realized and unrealized gain (loss)
on investments                                                            (1.23)                 0.92
                                                                 -----------------------------------------
Total from investment operations                                          (1.27)                 0.90
                                                                 -----------------------------------------

DISTRIBUTIONS:
From net investment income                                                 0.00                  0.00
                                                                 -----------------------------------------
Net asset value - end of period                                           $9.63                $10.90
                                                                 =========================================

TOTAL RETURN(2)                                                          (11.65)%               9.00%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                          $1,418                $1,132
Ratio of expenses to average net assets(1)                                 1.30%                 1.30%
Ratio of net investment income (loss) to average net assets(1)           (1.01)%                (0.49%)
Ratio of expenses to average net assets without fee waivers(1)             4.72%                 2.24%
Ratio of net investment loss to average net assets
  without fee waivers(1)                                                  (4.43)%               (1.43%)
Portfolio turnover rate                                                      84%                  59%

(1)  Annualized
(2)  Total Returns for period less than one year are not annualized.
(3)  Less than $.005 per share.


*For the period August 20, 2001 (inception) to December 31, 2001

SEE NOTES TO FINANCIAL STATEMENTS

FIRST HORIZON
SEMI - ANNUAL REPORT                                               JUNE 30, 2002

Notes to Financial Statements

1.   SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 2000. The financial statements herein relate to the Trust's First Horizon Funds that include the Growth & Income and Capital Appreciation Portfolios (the Portfolios). The Portfolios are sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.

The Trust's financial statements are prepared in accordance with generally accepted accounting principles. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

SECURITY VALUATION: Securities of the Portfolios are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the average closing bid and asked price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate market value.

INCOME TAXES: It is the Portfolios' policy to comply with the provisions of the Internal Revenue Service applicable to regulated investment companies and they intend to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2001, the Capital Appreciation Portfolio had available for federal income tax purposes an unused capital loss carryover of $13,465, expiring December 31, 2009.

EXPENSES: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions for the Portfolios are declared and paid annually. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain
(loss) was recorded by the Portfolio.

OFFERING COSTS: The Portfolios have deferred certain costs incurred in connection with the initial registration and public offering of Portfolio shares. Such costs are being amortized over a 12 month period from the commencement of operations. As of June 30, 2002, the remaining period of amortization was 2 months.

OTHER: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2.   SHARES OF BENEFICIAL INTEREST

On June 30, 2002, there was an unlimited number of no par value shares of beneficial interest authorized for each Portfolio. Transactions in shares of beneficial interest were as follows:

                                                                           GROWTH & INCOME                     CAPITAL APPRECIATION
                                                  ---------------------------------------------------------------------------------
                                                  FOR THE SIX MONTHS        FOR THE PERIOD   FOR THE SIX MONTHS      FOR THE PERIOD
                                                      ENDED JUNE 30,    ENDED DECEMBER 31,    ENDED JUNE 30,     ENDED DECEMBER 31,
                                                    2002 (UNAUDITED)                  2001  2002 (UNAUDITED)                   2001
                                                  ---------------------------------------------------------------------------------
Shares sold                                                  279,180               209,892            45,035                103,796
Shares issued as reinvestment of dividends                         -                   152                 -                      -
Shares redeemed                                               (6,349)                 (517)           (1,537)                   (4)
                                                  ---------------------------------------------------------------------------------
Net increase in shares                                       272,831               209,527            43,498                103,792
                                                  =================================================================================

3.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 2002, aggregated $3,102,297, and $720,919, respectively, for the Growth & Income Portfolio and $1,353,748, and $957,627, respectively, for the Capital Appreciation Portfolio. Purchases and sales of U.S. Government and agency securities, other than short-term securities, for the six months ended June 30, 2002, aggregated $199,982 and $200,000, respectively, for the Capital Appreciation Portfolio.

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

                                                                             GROWTH & INCOME            CAPITAL APPRECIATION
                                                                            -------------------------------------------------
AS OF JUNE 30, 2002 (UNAUDITED)
Gross appreciation (excess of value over tax cost)                                   $71,707                        $121,834
Gross depreciation (excess of tax cost over value)                                  (625,090)                       (169,627)
                                                                            -------------------------------------------------
Net unrealized depreciation                                                        $(553,383)                       $(47,793)
                                                                            =================================================
Cost of investments for income tax purposes                                       $4,522,663                      $1,504,162
                                                                            =================================================

4.   INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS

For managing its investment and business affairs, the Growth & Income Portfolio pays First Tennessee Bank National Association ("First Tennessee"), a monthly management fee at the annual rate of .70% of its average net assets. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to the Growth & Income Portfolio.

Highland Capital Management Corp. ("Highland") serves as the sub-adviser of the Growth & Income Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First

Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. Highland is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .50% of Growth & Income Portfolio's average net assets.

First Tennessee and Delaware Management Company ("DMC") serve as co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Capital Appreciation Portfolio. The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .15% of its average net assets. The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .60% of its average net assets.

5.   ADMINISTRATOR, CO-ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. ("ALPS") and ALPS Distributors, Inc. ("ADI") serve as Administrator and Distributor, respectively, for the Trust under separate Administration and General Distribution Agreements. ALPS is entitled to receive administration fees from each Portfolio, computed daily and payable monthly, at the annual rate of .20% of average net assets. In addition to administration services, the administration fee also covers the costs of fund accounting, shareholder servicing and transfer agency services.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive co-administration fees from each Portfolio at the annual rate of .05% of average net assets.

The Trustees have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of each Portfolio. Each Plan provides for payments to ADI at the annual rate of 0.25% of average net assets.

6.   WAIVER OF EXPENSES

For the six months ended June 30, 2002, First Tennessee agreed to reimburse fund expenses and/or waive a portion of its fees to the extent necessary for the Growth & Income Portfolio to maintain a total expense ratio of not more than 1.10%. First Tennessee and DMC have agreed to reimburse fund expenses and/or waive a portion of their fees to the extent necessary for the Capital Appreciation Portfolio to maintain a total expense ratio of not more than 1.30%. Pursuant to these waivers, for the six months ended June 30, 2002, First Tennessee and DMC waived management fees of $908 and $1,455, respectively, for the Capital Appreciation Portfolio.

7.   TRUSTEES

The Trust's Board of Trustees oversees the overall management of each Portfolio of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees of the Trust are listed below.

FIRST HORIZON
SEMI - ANNUAL REPORT                                              JUNE 30,  2002

INTERESTED TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                           TERM OF OFFICE, LENGTH OF
                         POSITION(S) HELD  TIME SERVED AND NUMBER         PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE      WITH FUNDS        OF PORTFOLIOS OVERSEEN         YEARS* AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander (74) Trustee, Chairman W. Robert Alexander has        Mr. Alexander is the Chief Executive Officer of
                         and President     been a trustee since           ALPS Mutual Funds Services, Inc., and ALPS
370 17th Street                            December 5, 2000 and           Distributors, Inc., which provide administration
Suite 3100                                 oversees 2 portfolios in       and distribution services, respectively, for propri-
Denver, CO 80202                           fund complex.                  etary mutual fund complexes. Mr. Alexander was Vice
                                                                          Chairman of First Interstate Bank of Denver, responsible
                                                                          for Trust, Private Banking, Retail Banking, Cash
                                                                          Management Services and Marketing. Mr. Alexander is
                                                                          currently a member of the Board of Trustees of the Hunter
                                                                          and Hughes Trusts. Because of his affiliation with ALPS
                                                                          Mutual Funds Services and ALPS Distributors, Mr.
                                                                          Alexander is considered an "interested" Trustee of
                                                                          the Trust.

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Anstine (61)     Trustee           Mary K. Anstine has been a     Ms. Anstine is the President/Chief Executive Officer of
                                           trustee since December 5,      HealthONE Alliance in Denver, Colorado and Former
370 17th Street                            2000 and oversees 2 portfolios Executive Vice President of First Interstate Bank of
Suite 3100                                 in fund complex.               Denver. Ms. Anstine is currently a Director of the
Denver, CO 80202                                                          Trust of Colorado, Trustee of the Denver Area Council
                                                                          of the Boy Scouts of America, a Director of the Junior
                                                                          Achievement Board and the Colorado Uplift Board, and a
                                                                          member of the Advisory Boards for the Girl Scouts Mile Hi
                                                                          Council and the Hospice of Metro Denver. Formerly, Ms.
                                                                          Anstine served as a Director of ALPS Distributors, Inc.,
                                                                          from October 1995 to December 1996; Director of HealthONE;
                                                                          a member of the American Bankers Association Trust
                                                                          Executive Committee; and Director of the Center for
                                                                          Dispute Resolution.

------------------------------------------------------------------------------------------------------------------------------------
John R. Moran, Jr. (72)  Trustee
                                           John R. Moran has been a       Mr. Moran is President of The Colorado Trust, a
370 17th Street                            trustee since December 5,      private foundation serving the health and hospital
Suite 3100                                 2000 and oversees 2 portfolios community in the State of Colorado. An attorney,
Denver, CO 80202                           in fund complex.               Mr. Moran was formerly a partner with the firm of
                                                                          Kutak Rock & Campbell in Denver, Colorado and a member of
                                                                          the Colorado House of Representatives. Currently, Mr.
                                                                          Moran is a member of the Board of Directors and Treasurer
                                                                          of Grantmakers in Health; a Director of the Conference of
                                                                          Southwest Foundations; a member of the Treasurer's Office
                                                                          Investment Advisory Committee for the University of
                                                                          Colorado; a Trustee of the Robert J. Kutak Foundation;
                                                                          Director of the Colorado Wildlife Heritage Foundation; and
                                                                          a member of the Alumni Council of the University of Denver
                                                                          College of Law.


* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER - GROWTH & INCOME PORTFOLIO
First Tennessee Bank National Association
Memphis, Tennessee

SUB-ADVISER - GROWTH & INCOME PORTFOLIO
Highland Capital Management Corporation
Memphis, Tennessee

CO-INVESTMENT ADVISERS - CAPITAL APPRECIATION PORTFOLIO
First Tennessee Bank National Association
Memphis, Tennessee

Delaware Management Company
Philadelphia, Pennsylvania

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
Denver, Colorado

DISTRIBUTOR
ALPS Distributors, Inc.
Denver, Colorado

CO-ADMINISTRATOR
First Tennessee Bank National Association
Memphis, Tennessee

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
Denver, Colorado

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Denver, Colorado

CUSTODIAN
State Street Bank & Trust
Boston, Massachusetts

THESE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.



FIRST HORIZON FUNDS
      370 17TH STREET, SUITE 3100, DENVER, COLORADO 80202         (877) 846-0741